Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Convertible Redeemable Preferred Shares	Convertible Redeemable Preferred Shares
On December 16, 2013, Agora, Inc. issued 57,200,000 Series A Convertible Redeemable Preferred Shares (“Former Series A Preferred Shares”) for a total cash consideration of US$5,720,000. As part of the Historical Reorganization in December 2014, the Former Series A Preferred Shares were exchanged for Series A Convertible Redeemable Preferred Shares of Agora IO, Inc. (“Series A Preferred Shares”).
On December 20, 2014, Agora IO, Inc. issued 50,783,698 Series B Convertible Redeemable Preferred Shares (“Series B Preferred Shares”) for cash consideration of US$20,250,000.
On May 18, 2017, Agora IO, Inc. issued 26,651,410 Series B+ Convertible Redeemable Preferred Shares (“Series B+ Preferred Shares”) for a total cash consideration of US$31,881,749.
On May 18, 2017, 1,573,040 Series A Preferred Shares were repurchased and retired by Agora IO, Inc. for a total cash consideration of US$1,599,487. On the same date, Agora IO, Inc. repurchased 2,777,778 Series A
Preferred Shares for a total cash consideration of US$278 from the Founder and reissued the shares to a third party entity at the same nominal cash consideration. As the third party entity assisted the Group in finding a new investor to participate in the Series B+ Preferred Shares financing, the 2,777,778 Series A Preferred Shares were considered a commission to the third party entity, and were considered a Series B+ issuance cost that was net off the proceeds received during that round of financing.
On October 1, 2018 and October 23, 2018, Agora IO, Inc. issued an aggregate of 34,793,413 Series C Convertible Redeemable Preferred Shares (“Series C Preferred Shares”) for a total cash consideration of US$66,666,667.
On February 12, 2020, Agora, Inc. issued an aggregate of 15,062,510 Series C+ Convertible Redeemable Preferred Shares (“Series C+ Preferred Shares”) for a total cash consideration of US$50,000,002.
The above mentioned Series A, Series B, Series B+, Series C and Series C+ Preferred Shares are collectively referred as the “Preferred Shares.”
As disclosed in Note 1(b), the Group had undergone two reorganizations and each reorganization changed the issuer of the Preferred Shares to be the reporting entity through share swaps. The major terms and number of shares of the Preferred Shares have remained the same. Thus, there is no accounting impact on the Preferred Shares as a result of the Historical Reorganization or the Corporate Reorganization at the consolidated level. As further discussed in Note 1(b), the Historical Reorganization and the Corporate Reorganization were transactions by Group entities under common control. The equity section of the Company after the Corporate Reorganization is assumed to have existed from the earliest period presented in the consolidated financial statements.
The key terms of the Preferred Shares issued by the Company are as follows:
Conversion Rights
Optional Conversion
Each Series A, B, B+, C or C+ Preferred Share shall be convertible, at the option of the holder thereof, at any time and without the payment of additional consideration by the holder thereof, into such number of Ordinary Shares as is determined by the quotient of the applicable issue price divided by the then effective applicable conversion price with respect to such particular series of Preferred Shares, which shall initially be the applicable issue price for the Series A Preferred Shares, Series B Preferred Shares, Series B+ Preferred Shares, Series C Preferred Shares or Series C+ Preferred Shares as the case may be, resulting in an initial conversion ratio for the Preferred Shares of 1:1, and shall be subject to adjustment and readjustment from time to time, including but not limited to additional equity securities issuances, share dividends, distributions, subdivisions, redemptions, combinations, or reorganizations, mergers, consolidations, reclassifications, exchanges or substitutions.
Automatic Conversion
Upon the closing of a Qualified IPO (as defined in the Company’s memorandum and articles of association), all outstanding Preferred Shares shall automatically be converted into Ordinary Shares, at the then effective conversion price.
The Company determined that there were no beneficial conversion features identified for any of the Preferred Shares during any of the periods. In making this determination, the Company compared the fair value of the Ordinary Shares into which the Preferred Shares are convertible with the respective effective conversion price at the issuance date. In all instances, the effective conversion price was greater than the fair value of the Ordinary Shares.
To the extent a conversion price adjustment occurs, as described above, the Company will re-evaluate whether or not a beneficial conversion feature should be recognized.
Voting Rights
Each holder of Series A, Series B, Series B+, Series C and Series C+ Preferred Shares is entitled to cast the number of votes equal to the number of Ordinary Shares such Preferred Shares would be entitled to convert into at the then effective conversion price. There was a modification to the voting rights of the shares controlled by the Founder when the Series B and Series B+ Preferred Shares were issued as follows:
•the voting rights of shares controlled by the Founder was modified to carry 2 votes in connection with the Series B Preferred Shares financing; and
•the voting rights of shares controlled by the Founder was modified to carry 3 votes in connection with the Series B+ Preferred Shares financing
Dividend Rights
First, each holder of Series C+ Preferred Shares is entitled to receive cumulative dividends out of any funds legally available of the Company, at the simple rate per annum of 8% of the Series C+ issue price, payable if and when declared by the board of directors.
Second, after full payment of dividends to the holders of the Series C+ Preferred Shares, each holder of the Series C Preferred Shares is entitled to receive cumulative dividends out of any funds legally available of the Company, at the simple rate per annum of 8% of the Series C issue price, payable if and when declared by the board of directors.
Third, after full payment of dividends to the holders of the Series C Preferred Shares, each holder of the Series B+ Preferred Shares is entitled to receive cumulative dividends out of any funds legally available of the Company, at the simple rate per annum of 8% of the Series B+ issue price, payable if and when declared by the board of directors.
Fourth, after full payment of dividends to the holders of the Series B+ Preferred Shares, each holder of the Series B Preferred Shares is entitled to receive cumulative dividends out of any funds legally available of the Company, at the simple rate per annum of 8% of the Series B issue price, payable if and when declared by the board of directors.
Fifth, after full payment of dividends to the holders of the Series B Preferred Shares, each holder of the Series A Preferred Shares is entitled to receive cumulative dividends out of any funds legally available of the Company, at the simple rate per annum of 8% of the Series B issue price, payable if and when declared by the board of directors.
Lastly, if after the preferential dividends relating to the Preferred Shares as described above have been paid in full or declared and set apart for payment in any fiscal year of the Company, the board of directors shall decide to declare a dividend or similar distribution to the holders of Ordinary Shares, then, in each such case, the holders of Preferred Shares shall be entitled to a proportionate share of any such dividend or distribution as though the holders of Preferred Shares were holders of the number of Ordinary Shares into which their Preferred Shares are convertible as of the record date fixed for the determination of the holders of Ordinary Shares entitled to receive such distribution.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, or in the event of a Trade Sale (as defined in the Company’s memorandum and articles of association to include, among other things, a merger, share exchange, amalgamation or consolidation of any Group company resulting in a change of control of such Group company), collectively defined as “Deemed Liquidation Events”, the consideration payable to shareholders in such liquidation shall be distributed among the holders of the outstanding shares in the following order and manner:
First, the holders of Series C+ Preferred Shares then outstanding shall be entitled to be paid an amount per share equal to 150% of the Series C+ issue price, plus all accrued or declared but unpaid dividends (if applicable) on such Series C+ Preferred Share, out of funds legally available of the Company (the “Series C+ Preference Amount”). If the legally available funds are insufficient to permit the payment to all holders of Series C+ Preferred Shares the full Series C+ Preference Amount, then the entire assets and funds of the Company legally available for distribution shall be distributed pro rata among the holders of the Series C+ Preferred Shares.
Second, the holders of Series C Preferred Shares then outstanding shall be entitled to be paid an amount per share equal to 150% of the Series C issue price, plus all accrued or declared but unpaid dividends (if applicable) on such Series C Preferred Share, out of funds legally available of the Company (the “Series C Preference Amount”). If the legally available funds are insufficient to permit the payment to all holders of Series C Preferred Shares the full Series C Preference Amount, then the entire assets and funds of the Company legally available for distribution shall be distributed pro rata among the holders of the Series C Preferred Shares.
Third, the holders of Series B+ Preferred Shares then outstanding shall be entitled to be paid an amount per share equal to 150% of the Series B+ issue price, plus all accrued or declared but unpaid dividends (if applicable) on such Series B+ Preferred Shares, out of funds legally available of the Company (the “Series B+ Preference Amount”). If the legally available funds are insufficient to permit the payment to all holders of Series B+ Preferred Shares the full Series B+ Preference Amount, then the entire assets and funds of the Company legally available for distribution shall be distributed pro rata among the holders of the Series B+ Preferred Shares.
Fourth, the holders of Series B Preferred Shares then outstanding shall be entitled to be paid an amount per share equal to 150% of the Series B issue price, plus all accrued or declared but unpaid dividends (if applicable) on such Series B Preferred Shares, out of funds legally available of the Company (the “Series B Preference Amount”). If the legally available funds are insufficient to permit the payment to all holders of Series B Preferred Shares the full Series B Preference Amount, then the entire assets and funds of the Company legally available for distribution shall be distributed pro rata among the holders of the Series B Preferred Shares.
Fifth, the holders of Series A Preferred Shares then outstanding shall be entitled to be paid an amount per share equal to 150% of the Series A issue price, plus all accrued or declared but unpaid dividends (if applicable) on such Series A Preferred Shares, out of funds legally available of the Company (the “Series A Preference Amount”). If the legally available funds are insufficient to permit the payment to all holders of Series A Preferred Shares the full Series A Preference Amount, then the entire assets and funds of the Company legally available for distribution shall be distributed pro rata among the holders of the Series A Preferred Shares.
Lastly, if there are any assets or funds remaining after the aggregate of the Series C+ Preference Amount, Series C Preference Amount, Series B+ Preference Amount, Series B Preference Amount and Series A Preference Amount has been distributed or paid in full to the applicable holders of Series C+ Preferred Shares, Series C Preferred Shares, Series B+ Preferred Shares, Series B Preferred Shares and Series A Preferred Shares, respectively, the remaining assets and funds of the Company available for distribution to the members shall be distributed pro rata among all members based on the number of Ordinary Shares held by such member (including Preferred Shares on as-converted basis).
Redemption Right
The Series C+, Series C, Series B+, and Series B Preferred Shares can be redeemed (1) at any time and from time to time commencing on the fifth anniversary of October 1, 2018 (the “Maturity Date”) or on such earlier date as another series of Preferred Shares is redeemable, or (2) upon the occurrence of a material breach of any of the warranties, undertakings or covenants specified under the Series C+ Convertible Redeemable Share Purchase Agreement (the “Series C+ Share Purchase Agreement”) or certain other agreements entered into in connection with the Series C+ Preferred Shares financing, or where the Company fails to deliver the annual financial statements as set forth in the Shareholders Agreement entered into in connection with the Series C+ Preferred Shares financing, or where any arrangement contemplated under certain other agreements identified in the Series C+ Share Purchase Agreement become void as a result of material adverse change of applicable laws or regulations. Upon the occurrence of an event described in (1) or (2) above, each holder of the then outstanding Series C+, Series C, Series B+, and Series B Preferred Shares is entitled to, by written request to the Company, request the Company to redeem all or part of the Series C+, Series C, Series B+, and Series B Preferred Shares then outstanding held by such holder. The redemption request shall be given by hand or by mail to the registered office of the Company at least 60 days prior to the date set forth therein on which the Series C+, Series C, Series B+, or Series B Preferred Shares are to be redeemed.
The Series A Preferred Shares can be redeemed (1) at any time and from time to time commencing on the Maturity Date, if there has not occurred any Qualified IPO, or (2) on such earlier date as another series of Preferred Shares is redeemable. Upon the occurrence of an event described in (1) or (2)above, each holder of the then outstanding Series A Preferred Shares is entitled to, by written request to the Company, request the Company to redeem all or part of the Series A Preferred Shares then outstanding held by such holder. The redemption request shall be given by hand or by mail to the registered office of the Company at least 60 days prior to the date set forth therein on which the Series A Preferred Shares are to be redeemed.
The Maturity Date definition has been modified upon the issuance of Series C Preferred Shares. Previously, the applicable Maturity Date for Series B+, Series B and Series A Preferred Shares was the fifth anniversary of their respective issuance dates.
The redemption price for each Series C+ Preferred Share that is redeemed (the “Series C+ Redemption Price”) shall be (1) in the event of a redemption requested at any time and from time to time commencing on the Maturity Date or on such earlier date as another series of shares is redeemable, an amount equal to 150% of the Series C+ issue price plus all accrued or declared but unpaid dividends on such Series C+ Preferred Share, and (2) in the event of a redemption requested upon the occurrence of a material breach, the greater of (a) an amount equal to 160% of the Series C+ issue price plus all accrued or declared but unpaid dividend on such Series C+ Preferred Share, and (b) the fair market value of the Series C+ Preferred Share determined by an independent third party appraising firm jointly selected by the board of directors and the Series C+ requesting holder.
The redemption price for each Series C Preferred Share that is redeemed (the “Series C Redemption Price”) shall be (1) in the event of a redemption requested at any time and from time to time commencing on the Maturity Date or on such earlier date as another series of shares is redeemable, an amount equal to 150% of the Series C issue price plus all accrued or declared but unpaid dividends on such Series C Preferred Share, and (2) in the event of a redemption requested upon the occurrence of a material breach, the greater of (a) an amount equal to 160% of the Series C issue price plus all accrued or declared but unpaid dividend on such Series C Preferred Share, and (b) the fair market value of the Series C Preferred Share determined by an independent third party appraising firm jointly selected by the board of directors and the Series C requesting holder.
The redemption price for each Series B+ Preferred Share that is redeemed (the “Series B+ Redemption Price”) shall be (1) in the event of a redemption requested at any time and from time to time commencing on the Maturity Date or on such earlier date as another series of shares is redeemable, an amount equal to 150% of the Series B+ issue price plus all accrued or declared but unpaid dividends on such Series B+ Preferred Share, and (2) in the event of a redemption requested upon the occurrence of a material breach, the greater of (a) an amount equal to 160% of the Series B+ issue price plus all accrued or declared but unpaid dividends on such Series B+ Preferred Share, and (b) the fair market value of the Series B+ Preferred Share determined by an independent third party appraising firm jointly selected by the board of directors and the Series B+ requesting holder
The redemption price for each Series B Preferred Share that is redeemed (the “Series B Redemption Price”) shall be (1) in the event of a redemption requested at any time and from time to time commencing on the Maturity Date or on such earlier date as another series of shares is redeemable, an amount equal to 150% of the Series B issue price plus all accrued or declared but unpaid dividends on such Series B Preferred Share, and (2) in the event of a redemption requested upon the occurrence of a material breach, the greater of (a) an amount equal to 160% of the Series B issue price plus all accrued or declared but unpaid dividends on such Series B Preferred Share, and (b) the fair market value of the Series B Preferred Share determined by an independent third party appraising firm jointly selected by the board of directors and the Series B requesting holder.
The redemption price for each Series A Preferred Share redeemed (the “Series A Redemption Price”) shall be the greater of:
(a)an amount equal to the Series A issue price, plus all accrued or declared but unpaid dividends on such Series A Preferred Share (for a partial year, the dividends shall be calculated proportionally), plus an amount that would accrue on the Series A issue price at a rate of 15% per annum, compounding annually, during the period commencing from December 16, 2013 and ending on the date of the Series A redemption notice, and
(b)the fair market value of the Series A Preferred Share determined by an independent third party appraising firm selected jointly by the board of directors and the requesting holder, provided however, that any redemption of all or any part of Series A Preferred Shares held by a holder of Series A Preferred Shares at a price determined by an independent third party appraising firm shall not cause any material adverse effect to the Group companies taken as a whole.
Accounting for Preferred Shares
The Company classifies the Preferred Shares as mezzanine equity in the consolidated balance sheets because they are redeemable at the holders’ option any time after a certain date or are contingently redeemable upon the occurrence of certain Deemed Liquidation Events outside of the Company’s control. The Preferred Shares are recorded initially at fair value, net of issuance costs. For the years ended December 31, 2019 and 2020, the issuance costs incurred were nil and nil, respectively. The aggregate amount of cumulative undeclared dividends in arrears on convertible redeemable preferred shares was US$31,241,486 and nil as of December 31, 2019 and 2020, respectively. The cumulative undeclared dividends are not recorded in the consolidated balance sheet as the Company does not have the obligation to pay the cumulative dividend before it is declared by the board of directors.
For each reporting period, the Company recorded accretions on the Series C+, C, B+ and B Preferred Shares to the respective redemption value by using the effective interest rate method from the issuance dates to the earliest redemption dates as set forth in the original issuance. For the Series A Preferred Shares, the redemption price is recorded at higher of (1) issuance price with 15% compounding annually and (2) fair value of Series A Preferred Shares on each reporting date.
The accretion is recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in-capital, or in the absence of additional paid-in-capital, by charges to accumulated deficit. The accretion of the Preferred Shares was US$50,714,953 and US$193,465,743 for the years ended December 31, 2019 and 2020.
All classes of Preferred Shares of the Company were converted to ordinary shares upon completion of the IPO and CPP (See Note 12 – Ordinary Shares).
The Company’s Preferred Shares activities for the years ended December 31, 2019 and 2020 are summarized in the following table:

	Series A Preferred Shares		Series B Preferred Shares		Series B+ Preferred Shares		Series C Preferred Shares		Series C+ Preferred Shares		Total
	Number of shares	Amount (US$)	Number of shares	Amount (US$)	Number of shares	Amount (US$)	Number of shares	Amount (US$)	Number of shares	Amount (US$)	Amount (US$)
Balances as of January 1, 2019	55,626,960	$45,578,868	50,783,698	$29,955,293	26,651,410	$45,876,440	34,793,413	$67,844,843	—	$—	$189,255,444
Accretion on convertible redeemable preferred shares to redemption value	—	44,470,906	—	90,636	—	398,120	—	5,755,291	—	—	50,714,953
Balances as of December 31, 2019	55,626,960	$90,049,774	50,783,698	$30,045,929	26,651,410	$46,274,560	34,793,413	$73,600,134	—	$—	$239,970,397
Issuance of convertible redeemable preferred shares, net of issuance costs	—	—	—	—	—	—	—	—	15,062,510	50,000,002	50,000,002
Accretion on convertible redeemable preferred shares to redemption value	—	188,085,026	—	44,664	—	197,006	—	3,006,220	—	2,132,827	193,465,743
Conversion of convertible redeemable preferred shares upon completion of the IPO	(55,626,960)	(278,134,800)	(50,783,698)	(30,090,593)	(26,651,410)	(46,471,566)	(34,793,413)	(76,606,354)	(15,062,510)	(52,132,829)	(483,436,142)
Balances as of December 31, 2020	—	$—	—	$—	—	$—	—	$—	—	$—	$—